GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2016
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2016				2016
	(EUR in millions)
Insurance	3	(3)	-	-	-
Other	5	-	-	-	5
Total	8	(3)	-	-	5

	2017
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2017				2017
	(EUR in millions)
Other	5	-	-	-	5
Total	5	-	-	-	5

	2016			2017
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	522	135	657	563	148	711
Accumulated amortization	(428)	(112)	(540)	(463)	(116)	(579)
Net book value	94	23	117	100	32	132